UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21399

The Aegis Funds
(Exact name of registrant as specified in charter)

6862 Elm Street, Suite 830, McLean, VA 22101
(Address of principal executive offices) (Zip code)

Aegis Financial Corporation
6862 Elm Street, Suite 830, McLean, VA 22101
 (Name and address of agent for service)

(703) 528-7788
Registrant's telephone number, including area code

Date of fiscal year end:  December 31, 2014

Date of reporting period:  March 31, 2014

Item 1. Schedule of Investments.

Aegis High Yield Fund
Schedule of Portfolio Investments
March 31, 2014
(Unaudited)

		Principal Amount	Value
Bank Loans - 5.1%
Apparel & Textile Products - 3.9%
Archroma Term Loan B (2)		2,985,000	2,999,925

Auto Parts & Equipment - 1.2%
Exide Technologies, Term Loan (2)		930,748	952,272
Total Bank Loans (Cost $3,864,101)			3,952,197

		Shares
Common Stocks - 4.1%
Media - 1.0%
RDA Holding Co. (1)(6)		18,810	$752,400

Mining - 1.6%
Amerigo Resources Ltd. (1)(4)	CAD	1,199,300	503,706
Jaguar Mining Inc. (1)(6)		1,086,900	765,938
			1,269,644
Real Estate Investment Trusts - 0.7%
PMC Commercial Trust		108,720	499,025

Transportation - 0.8%
Baltic Trading Ltd.		48,500	306,035
Globus Maritime Ltd. (1)		80,930	331,813
			637,848
Total Common Stocks (Cost $4,247,037)			3,158,917

		Principal Amount
Convertible Bonds - 11.1%
Diversified Financial Services - 3.9%
Penson Worldwide, Inc., Sr. Unsec., 06/01/2014, 8.000% (2)(5)(6)		1,000,000	127,500
Tower Group, International, Ltd., 09/15/2014, 5.000%		3,000,000	2,850,000
			2,977,500
Mining - 1.7%
Jaguar Mining, Inc., Sr. Unsec., 11/01/2014, 4.500% (2)(5)		3,000,000	225,000
Lake Shore Gold Corp., 09/30/2017, 6.250% (4)	CAD	1,362,000	1,108,819
			1,333,819
Oil & Gas Services - 3.1%
Cal Dive International, Inc., 07/15/2017, 5.000%		2,500,000	2,407,813

Oil Companies - Exploration & Production - 2.4%
Zaza Energy Corp., Sr. Unsec., 08/01/2017, 9.000% (2)		2,500,000	1,835,937
Total Convertible Bonds (Cost $12,071,288)			8,555,069

Corporate Bonds - 58.2%
Agriculture - 5.3%
Alliance One International, Inc., 2nd Lien, 07/15/2021, 9.875%		4,000,000	4,110,000

Auto Parts & Equipment - 3.3%
Exide Technologies, 02/01/2018, 8.625% (5)		3,300,000	2,524,500

Consumer Services - 2.7%
Cenveo Corp., 2nd Lien, 02/01/2018, 8.875%		2,000,000	2,050,000

Diversified Financial Services - 4.3%
Creditcorp, Sec., 07/15/2018, 12.000% (2)		2,000,000	2,050,000
GFI Group, Inc. Sr. Unsec., 07/19/2018, 8.375%		1,000,000	1,070,000
Penson Worldwide, Inc., Sec., 05/15/2017, 12.500% (2)(5)(6)		915,000	205,875
			3,325,875
Engineering & Construction - 0.0%
Pfleiderer Finance BV, Company Guarantee, 02/14/2049, 7.125% (4)(5)	EURO	650,000	26,067

Information Technogy - 2.6%
Sitel LLC / Sitel Finance Corp., Sr. Unsec., 04/01/2018, 11.500%		1,000,000	942,500
Sitel LLC / Sitel Financial Corp., 1st Lien, 08/01/2017, 11.000% (2)		1,000,000	1,078,750
			2,021,250
Machinery - Diversified - 2.4%
Tempel Steel Co., Sr. Sec., 08/15/2016, 12.000% (2)		2,000,000	1,890,000

Manufactured Goods - 3.5%
Dispensing Dynamics International, Sec., 01/01/2018, 12.500% (2)		2,500,000	2,725,000

Media - 0.1%
Hearst-Argyle Television, Inc., Sr. Unsec., 01/15/2018, 7.000%		100,000	100,750

Mining - 3.6%
Thompson Creek Metals Co., Inc., Company Guarantee, 06/01/2018, 7.375%		3,000,000	2,767,500

Oil & Gas Drilling - 8.2%
Deep Drilling 7 Pte. Ltd. and Deep Drilling 8 Pte. Ltd., Sec., 03/05/2015, 14.250%		1,215,000	1,313,719
PSOS Finance Ltd., Sec., 10/06/2015, 12.000%		1,903,846	1,972,861
PSOS Finance Ltd., Sec., 4/23/2018, 12.000% (6)		3,000,000	3,000,000
			6,286,580
Oil & Gas Services - 3.8%
Global Rig Co. ASA, Company Guarantee, 06/15/2015, 13.000%		880,001	895,401
IronGate Energy Services LLC, Sec., 07/01/2018, 11.000% (2)		2,000,000	2,000,000
			2,895,401

Oil Companies - Exploration & Production - 7.9%
ATP Oil & Gas Corp., Sr. Sec., 05/01/2015, 11.875% (5)(6)		1,250,000	16,406
Callon Petroleum Company, 2nd Lien, 09/15/2016, 13.000%		55,250	57,198
Endeavour International Corp., 03/01/2018, 12.000%		2,000,000	1,965,000
Panoro Energy ASA, Sr. Sec., 11/15/2018, 12.000%		880,000	932,800
RAAM Global Energy Co., Sec., 10/01/2015, 12.500%		2,000,000	2,070,000
Woodbine Holdings LLC, 2nd Lien, 05/15/2016, 12.000%		1,000,000	1,065,000
			6,106,404
Paper Products - 2.6%
Fortress Paper Ltd., 12/31/2016, 6.500% (4)	CAD	1,000,000	614,925
Fortress Paper Ltd., 12/31/2019, 7.000% (4)	CAD	2,629,000	1,379,304
			1,994,229
Restaurants - 3.5%
Ruby Tuesday, Inc., 05/15/2020, 7.625%		3,000,000	2,692,500

Transportation - 4.4%
OSA Goliath Petroleum Ltd., Sec., 10/09/2018, 12.000%		3,000,000	3,360,000
Total Corporate Bonds (Cost $45,293,473)			44,876,056

		Shares
Preferred Stocks - 3.5%
Oil Companies - Exploration & Production - 3.5%
Magnum Hunter Resources Corp. 8.000%		27,228	773,275
Magnum Hunter Resourses Corp. 10.250%		74,397	1,917,211
Total Preferred Stocks (Cost $2,236,150)			2,690,486

Warrants - 0.4%
Oil Companies - Exploration & Production - 0.4%
Woodbine Holdings LLC, Expiration: May 2016, Exercise Price: $1.00 (1)(6)		1,000	312,500
Total Warrants (Cost $0)			312,500

Total Investments - 82.4% (Cost $67,712,049)			63,545,225
Other Assets in Excess of Liabiliies - 17.6%			13,600,815
Net Assets - 100.0%			$77,146,040

(1)	Non-income producing securities.
(2)
144A - Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(3)	Variable rate demand deposit; the rate shown is the 7-day effective yield as of 3/31/2014.
(4)	Foreign security denominated in U.S. Dollars.
(5)	Issue is in default or bankruptcy.
(6)	Fair Valued
	CAD = Canadian Dollar
	EURO = The European Currency

The cost basis of investment for federal income tax purpose at March 31, 2014 was as follows:

	Cost of investments	67,712,049
	Gross unrealized appreciation	3,154,984
	Gross unrealized depreciation	(7,321,809)
	Net unrealized depreciation on investments	(4,166,825)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Portfolio Characteristics
March 31, 2014

Industry Breakdown
	% of the Fund’s Net Assets
Bank Loans		5.1%
Apparel & Textile Products	3.9%
Auto Parts & Equipment	1.2%
Common Stock		4.1%
Media	1.0%
Mining	1.6%
Real Estate Investment Trusts	0.7%
Transportation	0.8%
Convertible Bond		11.1%
Diversified Financial Services	3.9%
Mining	1.7%
Oil & Gas Services	3.1%
Oil Companies - Exploration & Production	2.4%
Corporate Bond		58.2%
Agriculture	5.3%
Auto Parts & Equipment	3.3%
Consumer Services	2.7%
Diversified Financial Services	4.3%
Engineering & Construction	0.0%
Information Technogy	2.6%
Machinery - Diversified	2.4%
Manufactured Goods	3.5%
Media	0.1%
Mining	3.6%
Oil & Gas Drilling	8.2%
Oil & Gas Services	3.8%
Oil Companies - Exploration & Production	7.9%
Paper Products	2.6%
Restaurants	3.5%
Transportation	4.4%
Preferred Stock		3.5%
Oil Companies - Exploration & Production	3.5%
Warrants		0.4%
Oil Companies - Exploration & Production	0.4%
Other Assets & Liabilities		17.6%
Net Assets		100.0%

Portfolio Characteristics − (continued)
March 31, 2014

Credit Quality − % of Corporate Bonds
BB	0.0%
B	30.8%
CCC	13.5%
Below CCC or Unrated	55.7%
100.0%

Maturity (Or Most Likely Call) − % of Corporate Bonds
Less than 1 year.	9.5%
1 − 3 years	42.8%
4 − 6 years	40.4%
7 − 10 years	7.2%
More than 10 years	0.1%
100.0%

Investment Valuation

Investments in securities are valued based on market quotations or on data furnished by an independent pricing service. Short-term notes are stated at amortized cost, which is equivalent to value. Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees. In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.

Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2014

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities or identical securities in inactive markets, interest rates, prepayment speeds, credit risk, etc.) An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Corporate bonds and convertible bonds. Debt securities may be valued at mean prices supplied by the Fund’s pricing agents based on broker or dealer supplied valuation or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating and interest rate. If an independent pricing agent cannot price a particular debt security, Aegis Financial Corp. (the “Advisor”) may obtain and use a price provided by an independent dealer who was the underwriter for the issuance or who makes a market in that security maturity. Although most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Senior Loans. The Fund may invest in senior secured floating rate loans (“Senior Loans”). Senior Loans generally are made to corporations, partnerships and other business entities (“Borrowers”) which operate in various industries and geographical regions. Senior Loans, which typically hold the most senior position in a Borrower's capital structure, pay interest at rates that are re-determined periodically on the basis of a floating base lending rate, such as the London Inter-bank Offered Rate (LIBOR), plus a premium. This floating rate feature should help to minimize changes in the principal value of the Senior Loans resulting from interest rate changes. The Borrowers generally will use proceeds from Senior Loans to finance leveraged buyouts, recapitalizations, mergers, acquisitions and stock repurchases and, to a lesser extent, to finance internal growth and for other corporate purposes. The Fund invests primarily in Senior Loans that are below investment grade quality and are speculative investments that are subject to credit risk.

The Fund will attempt to manage these risks through ongoing analysis and monitoring of Borrowers. Senior Loans in which the Fund invests may not be rated by a rating agency, will not be registered with the SEC or any state securities commission and generally will not be listed on any national securities exchange. Therefore, the amount of public information available about Senior Loans will be limited, and the performance of the Fund's investments in Senior Loans will be more dependent on the analytical abilities of the Advisor than would be the case for investments in more widely rated, registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Advisor will consider, and may rely in part, on analyses performed by others. Moreover, certain Senior Loans will be subject to significant contractual restrictions on resale and, therefore, will be illiquid.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Bank Loans*	-	3,952,197	-	3,952,197
Common Stock*	1,640,579	-	1,518,338	3,158,917
Convertible Bond*	-	8,427,569	127,500	8,555,069
Corporate Bonds*	-	41,670,181	3,205,875	44,876,056
Preferred Stocks*	2,690,486	-	-	2,690,486
Warrants	-	-	312,500	312,500
Total*	4,331,065	54,049,947	5,164,213	63,545,225
* Please refer to the Schedule of Portfolio Investments to view securities segregated by industry type.

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis High Yield Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2014:

Investments	Fair Value as of 3/31/2014	Valuation Technique	Unobservable Inputs
Jaguar Mining Inc.	$765,938	Fair Valuation by Advisor	Comparables Pricing, Company Financial Statements

Penson Worldwide, Inc., Sr. Unsec., 8.000%, 06/01/2014	$127,500	Market Comparables	Broker Quotes, Comparables Pricing

Penson Worldwide, Inc., Sec., 12.500%, 05/15/2017	$205,875	Market Comparables	Broker Quotes, Comparables Pricing

PSOS Finance Ltd., Sec., 12.000%, 4/23/2018,	$3,000,000	Fair Valuation by Advisor	Comparables Pricing, Company Financial Statements

RDA Holding Co.	$752,400	Market Comparables	Broker Quotes, Comparables Pricing

Woodbine Holdings LLC	$312,500	Market Comparables	Broker Quotes, Comparables Pricing

			Investments in Securities
			Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			March 31, 2014
Fair Value as of 12/31/13			$1,343,431
Total unrealized gain included in earnings			86,914
Total unrealized loss included in earnings			(625)
Purchase			3,750,899
Transfer out of Level 3			(16,406)
Fair Value as of 3/31/14			$5,164,213

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date			$86,289

During the period ended March 31, 2014, there were the following transfers between Level 1, Level 2 and Level 3 for the Aegis High Yield Fund.

	Transfers	Market Value
	Level 3 into Level 2	$16,406

The transfer from Level 3 to Level 2 was due to a change from a fair valued price, in accordance with the policies and procedures approved by the Board of Directors to an evaluated price obtained from the pricing vendor. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, nfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate. These fluctuations are included with the net realized and unrealized gains or losses from investments.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis High Yield Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended March 31, 2014.

Aegis Value Fund
Schedule of Portfolio Investments
March 31, 2014
(Unaudited)

		Shares	Value
Common Stocks - 95.2%
Consumer Discretionary - 10.0%
Auto Components - 1.0%
Superior Industries International, Inc.		131,593	$2,696,341

Hotels, Restaurants & Leisure - 2.9%
Bowl America, Inc. - Class A		9,481	146,956
Frisch's Restaurants, Inc.		18,486	437,564
Luby's, Inc. (1)		230,603	1,420,514
Ruby Tuesday, Inc. (1)		1,073,979	6,025,022
			8,030,056
Household Durables - 1.9%
Bassett Furniture Industries, Inc.		174,657	2,593,656
Emerson Radio Corp. (1)		280,837	584,141
Natuzzi S.p.A. - SP ADR (1)		334,085	932,097
Retail Holdings N.V.		57,305	1,100,256
			5,210,150
Media - 0.1%
Ballantyne Strong Inc. (1)		60,293	282,774

Multiline Retail - 0.9%
ALCO Stores Inc. (1)(3)		231,978	2,320,940

Specialty Retail - 0.7%
Citi Trends Inc. (1)		117,296	1,910,752

Textiles, Apparel & Luxury Goods - 2.5%
Delta Apparel, Inc. (1)(3)		408,602	6,684,729
Tandy Brands Accessories, Inc. (1)		237,574	14,967
			6,699,696
Total Consumer Discretionary			27,150,709

Consumer Staples - 4.7%
Food & Staples Retailing - 0.0%
Spartan Stores, Inc.		5,004	116,143

Food Products - 0.7%
Thorntons PLC (1)(2)	GBP	710,000	1,757,748

Tobacco - 4.0%
Alliance One International, Inc. (1)		3,746,952	10,941,100
Total Consumer Staples			12,814,991

Energy - 27.3%
Energy Equipment & Services - 9.0%
Cal Dive International, Inc (1)		3,318,846	5,642,038
Hercules Offshore, Inc. (1)		300,000	1,377,000
Leader Energy Services Ltd. (1)(2)	CAD	409,933	33,373
McDermott International, Inc. (1)		1,089,561	8,520,367
Mitcham Industries, Inc. (1)		140,610	1,960,104
Patterson-UTI Energy, Inc.		220,759	6,993,645
			24,526,527
Oil, Gas & Consumable Fuels - 18.3%
Comstock Resources, Inc.		221,100	5,052,135
Endeavour International Corp. (1)		125,458	407,738
EPL Oil & Gas, Inc. (1)		166,520	6,427,672
Magnum Hunter Resources, Corp. (1)		799,838	6,798,623
Peabody Energy Corp.		294,800	4,817,032
Questerre Energy Corp. - Class A (1)(2)	CAD	1,593,800	1,830,960
Stone Energy Corp. (1)		197,350	8,282,780
WPX Energy Inc. (1)		838,046	15,109,969
ZaZa Energy Corp. (1)		1,189,943	894,956
			49,621,865
Total Energy			74,148,392

Financials - 9.6%
Capital Markets - 0.3%
US Global Investors, Inc. - Class A		231,123	741,905

Commercial Banks - 0.0%
Citizens Bancshares Corp.		3,024	23,118

Diversified Financial Services - 0.9%
California First National Bancorp.		167,096	2,564,924

Insurance - 5.4%
Aspen Insurance Holdings Ltd.		101,600	4,033,520
EGI Financial Holdings, Inc. (1)(2)	CAD	573,635	6,875,318
White Mountains Insurance Group Ltd.		6,169	3,700,783
			14,609,621
Real Estate Investment Trusts (REITs) - 2.9%
BRT Realty Trust (1)		472,798	3,371,050
CommonWealth REIT		178,655	4,698,626
			8,069,676
Thrifts & Mortgage Finance - 0.1%
First Federal of Northern Michigan Bancorp, Inc.		35,640	178,022
Total Financials			26,187,266

Industrials - 13.9%
Aerospace & Defense - 0.9%
The Allied Defense Group, Inc. (1)(4)		1,599	128
Sypris Solutions, Inc.		888,627	2,461,497
			2,461,625

Airlines - 2.4%
Dart Group PLC (2)	GBP	675,015	3,137,801
JetBlue Airways Corp. (1)		393,176	3,416,699
			6,554,500
Commercial Services & Supplies - 0.2%
Versar, Inc. (1)		167,053	668,212

Construction & Engineering - 0.3%
Integrated Electrical Services, Inc. (1)		112,101	696,147

Machinery - 6.2%
Hardinge, Inc.		255,497	3,679,157
Tecumseh Products Co. - Class A (1)(3)		1,305,333	9,006,797
Tecumseh Products Co. - Class B (1)(3)		600,032	4,104,219
			16,790,173
Marine - 0.6%
Baltic Trading Ltd.		100,691	635,360
Globus Maritime Ltd. (1)		179,992	737,967
Ultrapetrol Bahamas Ltd. (1)		122,617	380,113
			1,753,440
Trading Companies & Distributors - 3.3%
Aircastle Ltd.		462,428	8,961,855
Total Industrials			37,885,952

Information Technology - 8.9%
Electronic Equipment, Instruments & Components - 4.9%
Frequency Electronics, Inc. (1)		174,383	1,885,080
Ingram Micro, Inc. Class A (1)		201,100	5,944,516
Sanmina Corp. (1)		310,890	5,425,031
			13,254,627
IT Services - 0.4%
StarTek, Inc. (1)		178,836	1,232,180

Semiconductor & Semiconductor Equipment - 3.6%
Photronics, Inc. (1)		1,143,753	9,756,213
Total Information Technology			24,243,020

Materials - 20.2%
Metals & Mining - 15.0%
Amerigo Resources Ltd. (1)(3)		8,906,800	3,740,856
AuRico Gold Inc.		1,055,378	4,590,894
Avino Silver & Gold Mines (1)		1,152,741	1,752,166
Coeur Mining Corp. (1)		800,592	7,437,500
Dalradian Resources Inc (1)(2)(3)	CAD	4,521,770	3,026,784
Geodrill Ltd. (1)(2)	CAD	93,300	78,911
Guyana Goldfields Inc. (1)		243,350	542,671
Lake Shore Gold Corp. (1)		2,951,966	1,918,778
McEwen Mining, Inc. (1)		331,544	785,759
Nevsun Resources Ltd.		1,965,995	6,625,403
Olympic Steel Inc		103,685	2,975,760
Sulliden Gold Corp Ltd. (1)(2)	CAD	1,946,932	1,373,683
Universal Stainless & Alloy Products Inc. (1)		179,913	6,075,662
			40,924,827
Paper & Forest Products - 5.2%
Mercer International, Inc. (1)		677,386	5,080,395
Resolute Forest Products Inc. (1)		456,957	9,180,266
			14,260,661
Total Materials			55,185,488

Utilities - 0.5%
Independent Power Producers & Energy Traders - 0.5%
Maxim Power Corp. (1)(2)	CAD	493,200	1,271,479
Total Utilities			1,271,479

Total Common Stocks (Cost $221,948,795)			258,887,297

Warrants - 1.3%
Energy - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Magnum Hunter Resourses, Corp., Exercise Price: $85.00, 04/15/2016 (1)(4)		141,667	398,084

Financials - 1.0%
Insurance - 1.0%
American International Group, Inc., Exercise Price: $45.00, 01/19/2021 (1)		135,279	2,765,103

Materials - 0.1%
Metals & Mining - 0.1%
Dalradian Resources, Exercise Price: $0.90, 02/19/2015 (1)(2)		500,000	45,228
Avino Silver & Gold Mines, Exercise Price: $2.87, 02/25/2017 (1)(2)		311,922	162,199
			207,427
Total Warrants (Cost $1,120,123)			3,370,614

Total Investments - 96.4% (Cost $223,068,918)	262257911	262,257,911
Other Assets in Excess of Liabiliies - 3.6%		9,934,986
Net Assets - 100.0%		$272,192,897
Percentages are stated as a percent of net assets.

(1)	Non-income producing securities.
(2)	Foreign security denominated in U.S. Dollars.
(3)	Affiliated Company – The Fund is owner of more than 5% of the outstanding voting securities. See Notes to the Financial Statements for additional information on Investments in Affiliated Companies.
(4)	Security was fair valued in accordance with the policies and procedures approved by the Board of Directors.

At March 31, 2014, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:
		223,068,918
Cost of investments		62,470,296
Gross unrealized appreciation		(23,281,303)
Gross unrealized depreciation		39,188,993
Net unrealized depreciation on investments

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The securities in the portfolio have been organized by their respective GICS code.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Portfolio Characteristics
March 31, 2014

Industry Breakdown
	% of the Fund’s Net Assets
Common Stock		95.1%
Aerospace & Defense	0.9%
Airlines	2.4%
Auto Components	1.0%
Capital Markets	0.3%
Commercial Banks	0.0%
Commercial Services & Supplies	0.2%
Construction & Engineering	0.3%
Diversified Financial Services	0.9%
Electronic Equipment, Instruments & Components	4.9%
Energy Equipment & Services	9.0%
Food & Staples Retailing	0.0%
Food Products	0.7%
Hotels, Restaurants & Leisure	2.9%
Household Durables	1.9%
Independent Power Producers & Energy Traders	0.5%
Insurance	5.4%
IT Services	0.4%
Machinery	6.2%
Marine	0.6%
Media	0.1%
Metals & Mining	15.0%
Multiline Retail	0.9%
Oil, Gas & Consumable Fuels	18.3%
Paper & Forest Products	5.2%
Real Estate Investment Trusts (REIT)	2.9%
Semiconductor & Semiconductor Equipment	3.6%
Specialty Retail	0.7%
Textiles, Apparel & Luxury Goods	2.5%
Thrifts & Mortgage Finance	0.1%
Tobacco	4.0%
Trading Companies & Distributors	3.3%
Warrants*		1.3%
Oil, Gas & Consumable Fuels	0.2%
Metals & Mining	0.1%
Insurance	1.0%
Other Assets in Excess of Liabiliies		3.6%
Total Net Assets		100.0%

Investments in Affiliated Companies*
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate value of all securities of affiliated companies held in the Aegis Value Fund as of March 31, 2014 amounted to $28,884,325, representing 10.61% of net assets. A summary of affiliated transactions for the period ended March 31, 2014 is as follows:

Aegis Value Fund

					Tecumseh	Tecumseh
	ALCO	Amerigo	Dalradian	Delta	Products Co.	Products Co.
	Stores Inc.	Resources Ltd.	Resources**	Apparel Inc	Class A	Class B	Total

December 31, 2013
Balance
Shares	231,978	8,906,800	3,521,770	408,602	945,788	474,832	-
Cost	$2,113,477	$6,309,422	$2,657,716	$2,645,255	$6,782,462	$6,091,060	$26,599,392
Market Value	$2,157,395	$3,295,516	$2,155,002	$6,938,062	$8,559,381	$4,126,290	$27,231,646

Gross Additions
Shares	-	-	1,000,000	-	359,545	237,238	-
Cost	$-	$-	$617,615	$-	$2,746,751	$2,082,641	$5,447,007

Gross Deductions
Shares	-	-	-	-	-	(112,038)	-
Cost	$-	$-	$-	$-	$-	$1,702,142	$1,702,142
Proceeds	$-	$-	$-	$-	$-	$824,042	$824,042

March 31, 2014
Balance
Shares	231,978	8,906,800	4,521,770	408,602	1,305,333	600,032	-
Cost	$2,113,477	$6,309,422	$3,275,331	$2,645,255	$9,529,213	$6,471,559	$30,344,257
Market Value	$2,320,940	$3,740,856	$3,026,784	$6,684,729	$9,006,797	$4,104,219	$28,884,325

Realized gain (loss)	$-	$-	$-	$-	$-	$(878,100)	$(878,100)

Investment income	$-	$-	$-	$-	$-	$-	$-

*As a result of the Aegis Value Fund’s beneficial ownership of common stock of these companies, regulators require that the Fund state that it may be deemed an affiliate of the respective issuer. The Fund disclaims that the “affiliated persons” are affiliates of the Distributors, Advisor, Funds or any other client of the Advisor.

**Dalradian Resources was not affiliated as of 12/31/2013

Investment Valuation

Investments in securities traded on a national securities exchange (or reported on the NASDAQ National Market) are stated at the last reported sales price or a market’s official close price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last close price, or the average of bid and ask price for NASDAQ National Market securities. Short-term (less than 60 days maturity) notes are stated at amortized cost, which is equivalent to value. Restricted securities, securities for which market quotations are not readily available, and securities with market quotations that Aegis Financial Corporation (the “Advisor”) does not believe are reflective of market value are valued at fair value as determined by the Advisor under the supervision of the Board of Directors.

The valuation assigned to fair valued securities for purposes of calculating the Fund’s net asset value (“NAV”) may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs. Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Advisor to be the primary market. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Summary of Fair Value Exposure at March 31, 2014

In accordance with accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity  (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), quoted prices for identical or similar assets in markets that are not active, and inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Common stocks, preferred stocks and warrants. Securities traded or dealt in one or more domestic securities exchanges, excluding the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), and not subject to restrictions against resale shall be valued on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities at the last quoted sales price or in the absence of a sale, at the mean of the last bid and asked prices. Securities traded or dealt in upon the NASDAQ and not subject to restrictions against resale shall be valued in accordance with the NASDAQ Official Closing Price. Securities traded on the NASDAQ Stock Market for which there were no transactions on a particular day are valued at the mean of the last bid and asked prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments are categorized in Level 2.

Short-term investments. Short-term investments are valued using amortized cost which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	24,829,769	2,320,940	-	27,150,709
Consumer Staples	12,814,991	-	-	12,814,991
Energy	74,115,019	33,373	-	74,148,392
Financials	25,986,126	201,140	-	26,187,266
Industrials	34,748,023	3,137,801	128	37,885,952
Information Technology	24,243,020	-	-	24,243,020
Materials	55,106,577	78,911	-	55,185,488
Utilities	1,271,479	-	-	1,271,479
Warrants
Energy	-	-	398,084	398,084
Financials	2,765,103	-	-	2,765,103
Materials	45,228	-	162,199	207,427
Total	255,925,335	5,772,165	560,411	262,257,911

The following is a summary of quantitative information about significant unobservable valuation inputs for the Aegis Value Fund approved by the Valuation Committee for Level 3 Fair Value Measurements for investments held as of March 31, 2014:

Investments	Fair Value as of 3/31/2014	Valuation Technique	Unobservable Inputs
The Allied Defense Group, Inc.	$128	Fair Valuation by Advisor	Comparables Pricing, Company Financial Statements

Avino Silver & Gold Mines, Exercise Price: $2.87, 02/25/2017	$162,199	Fair Valuation by Advisor	Pricing Model

Magnum Hunter Resourses, Corp., Exercise Price: $85.00, 04/15/2016	$398,084	Fair Valuation by Advisor	Pricing Model

Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			Investments in Securities Period Ended 3/31/2014
Beginning Balance as of 12/31/13			$308,964
Unrealized gain included in earnings			89,248
Unrealized losses included in earnings			(99,815)
Purchase			262,014
Ending Balance as of 3/31/14			$560,411

The amount of total gains or losses for the period included in net increase (decrease) in net assets applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date			$(10,567)

During the period ended March 31, 2014, there were the following transfers between Level 1, Level 2 and Level 3 for the Aegis Value Fund.

	Transfers	Market Value
	Level 1 into Level 2	$5,571,025
	Level 2 into Level 1	$17,539

The transfers from Level 1 to Level 2 were due to certain securities switching from a direct quote in an active market to an evaluated price obtained from the pricing vendor.

The transfers from Level 2 to Level 1 were due to certain securities switching from an evaluated price obtained from the pricing vendor to a direct quote in an active market. The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

Foreign risk and currency translation. The Fund may invest directly in foreign securities. Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country. These movements will affect the Fund’s share price and investment performance. The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States. The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks. In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets. Foreign issuers may be subject to less government supervision. It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries. There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

FASB ASC 815, Derivatives and Hedging (ASC 815) requires enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. The Aegis Value Fund did not maintain any positions in derivative instruments or engaged in hedging activities during the period ended March 31, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aegis Funds

By   /s/ Scott L. Barbee
        Scott L. Barbee, President

Date:  May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Scott L. Barbee
       Scott L. Barbee, President

Date:  May 23, 2014

By  /s/ Sarah Q. Zhang
       Sarah Q. Zhang, Treasurer

Date:  May 23, 2014